Equity	9 Months Ended	12 Months Ended
	Sep. 26, 2020	Dec. 28, 2019
Equity [Abstract]
Equity

NOTE 8 – EQUITY

Common Stock

The Company issued the following shares of common stock during the nine-month period ended September 26, 2020:

Shares issued to/for:	Number of Common Shares Issued	Fair Value of Shares Issued	Fair Value at Issuance (minimum and maximum per share)
Jackson Investment Group	500,000	$324	$0.36	$0.92
Preferred Series A Conversion	16,215	-	-	-
Consultant	15,000	18	1.22	1.22
Board and Committee members	16,800	11	0.56	0.85
	548,015	$353

The Company issued the following shares of common stock during the nine month period ended September 28, 2019:

Shares issued to/for:	Number of Common Shares Issued	Fair Value of Shares Issued	Fair Value at Issuance (minimum and maximum per share)
Equity raise	3,331,280	$5,515	$1.40	$2.00
Consultants	6,000	10	1.56	1.56
Board and Committee members	16,800	28	1.58	1.79
	3,354,080	$5,553

Subsequent to September 26, 2020, the Company issued 5,600 shares to the directors of the Board as part of fourth quarter board fees, 5,000 to employees as part of the debt refinancing and 300,000 shares to our CEO and President, Brendan Flood in connection with the debt refinancing. Of the 300,000 shares issued to Brendan Flood, only 100,000 vested upon the closing of the refinancing with Jackson.

Restricted Shares

The Company has issued shares of restricted stock to employees and members of the Board under its 2015 Omnibus Incentive Plan and 2016 Omnibus Incentive Plan. Under these plans, the shares are restricted for a period of three years from issuance. As of September 26, 2020, the Company has issued a total of 212,815 restricted shares of common stock to employees and Board members that remain restricted. In accordance with ASC 718, Compensation – Stock Compensation, the Company recognizes stock based compensation from restricted stock based upon the fair value of the award at issuance over the vesting term on a straight-line basis. The fair value of the award is calculated by multiplying the number of shares of restricted stock by the Company’s common stock price on the date of issuance. The impact of forfeitures has historically been immaterial to the financial statements. The Company recorded compensation expense associated with these restricted shares of $61, $132, $227 and $407, for the periods ended Q3 2020, Q3 2019, Q3 2020 YTD and Q3 2019 YTD, respectively.

Stock Options

The Company recorded share-based payment expense of $7, $7, $20 and $43 for the periods ended Q3 2020, Q3 2019, Q3 2020 YTD and Q3 2019 YTD, respectively.

Convertible Preferred Shares

Series A Preferred Stock – Related Party

On May 29, 2015, the Company filed a Certificate of Designations, Preferences and Rights of Series A Preferred Stock with the Nevada Secretary of State, whereby the Company designated 1,663,008 shares of preferred stock as Series A Preferred Stock, par value $0.00001 per share. On June 15, 2017, the Company reincorporated in the State of Delaware. The Series A Preferred Stock has a stated value of $1.00 per share and is entitled to a 12% dividend.

Shares of the Series A Preferred Stock are convertible into shares of common stock at the holder’s election at any time prior to December 31, 2020, at a conversion rate of one and three tenths (1.3) shares of common stock for every 50 shares of Series A Preferred Stock that the holder elects to convert.

In the periods ended Q3 2020, Q3 2019, Q3 2020 YTD and Q3 2019 YTD, the Company paid $0, $50, $0 and $150, respectively, in dividends to its Series A Preferred Stockholders. On January 21, 2020, the Company converted the shares of Series A Preferred Stock awarded to Mr. Briand into 16,215 shares of common stock.   The Company has $93 and $0 of dividends payable to Series A Preferred Stockholders – Related Party at the end of Q3 2020 YTD and Q3 2019 YTD.

Series E Preferred Stock - Related Party

The Series E Preferred Stock ranks senior to common stock and any other series or classes of preferred stock now or after issued or outstanding with respect to dividend rights and rights on liquidation, winding up and dissolution. Each share of Series E Preferred Stock was initially convertible into 561.8 shares of our common stock at any time after October 31, 2020 or the occurrence of a Preferred Default (as defined in the Certificate of Designation for Series E Preferred Stock, as amended). A holder of Series E Preferred Stock is not required to pay any additional consideration in exchange for conversion of such Series E Preferred Stock into our common stock. Series E Preferred Stock is redeemable by the Company at any time at a price per share equal to the stated value ($1,000 per share) plus all accrued and unpaid dividends thereon. While the Series E Preferred Stock is outstanding, the Company is required to use the proceeds of any sales of equity securities, exclusively to redeem any outstanding shares of Series E Preferred Stock, except that the Company was permitted to use up to an aggregate of $3,000 of the gross proceeds from any equity offering completed on or before November 15, 2019 for working capital purposes.

On January 22, 2019, the Company completed a registered direct offering of 387,500 shares of common stock that generated $775 in gross proceeds that were used for working capital purposes. On February 12, 2019, the Company closed its previously announced firm commitment underwritten public offering in which, pursuant to an underwriting agreement between the Company and the underwriter, dated as of February 8, 2019, the Company issued and sold 2,425,000 shares of its common stock, at a public offering price of $1.65 per share. Notwithstanding the terms of the Certificate of Designations for Series E Preferred Stock, Jackson, the holder the Company’s outstanding shares of Series E Preferred Stock, did not require the Company to use the proceeds from its offerings in excess of $3,000 to redeem outstanding shares of the Series E Preferred Stock.  Instead, the Company used such excess proceeds to make a terminal payment to the sellers of FirstPro. in final settlement of all deferred consideration due under our asset purchase agreement with such sellers.

As of September 26, 2020, 7,303,371 shares and 734,337 shares of common stock were issuable upon the potential conversion of Series E Preferred Stock and Series E-1 Preferred Stock, respectively. Due to the contingent nature of the cash redemption feature of the Series E-1 Preferred Stock, the Company classified the shares as mezzanine equity on the consolidated balance sheets.

The Company had approximately $551 and $45 of dividends payable to its holders of Series E Preferred Stock and Series E-1 Preferred Stock, respectively as of September 26, 2020. The Company paid this in full on October 26, 2020.

On October 23, 2020, the Company filed with the Secretary of State of the State of Delaware the second Certificate of Amendment (the “Amendment”) to the Certificate of Designation of our Series E Preferred Stock (the “Base Series E Preferred Stock”) and Series E-1 Preferred Stock and collectively with the Base Series E Preferred Stock, the “Series E Preferred Stock”). Under the amended terms, holders of Series E Preferred Stock are entitled to monthly cash dividends on the Company’s Series E Preferred Stock at a per annum rate of 12%. At the Company’s option, up to 50% of the cash dividend on the Base Series E Preferred Stock may be paid in kind by adding such 50% portion to the outstanding liquidation value of the Base Series E Preferred Stock (the “PIK Dividend Payment”), commencing on October 26, 2020 and ending on October 25, 2021. If the PIK Dividend Payment is elected, a holder of Series E Preferred Stock is entitled to additional fee to be paid in shares of the Company’s common stock an amount equal to $10 divided by the average closing price, as reported by Nasdaq of such shares of common stock over the 5 trading days prior to the applicable monthly interest payment date. If such average market price is less than $0.50, or is otherwise undeterminable because such shares are no longer publicly traded or the closing price is no longer reported by Nasdaq, then the average closing price for these purposes shall be deemed to be $0.50, and if such average closing price is greater than $3.50 then the average closing price for these purposes shall be deemed to be $3.50. Dividends on the Series E-1 Preferred Stock may only be paid in cash. If the Company fails to make dividend payments on the Series E Preferred Stock, it will be an event of default under the Amended Note Purchase Agreement.

Under the terms of the Amendment, shares of Series E-1 Preferred Stock are convertible into the Company common stock at a conversion rate equal to the liquidation value of each shares of Series E-1 Preferred Stock divided by $1.00 per share commencing October 31, 2020.  Each share of Series E-1 Preferred Stock has a liquidation value of $1,000 per share.  The Company’s shares of Base Series E Preferred Stock are also convertible into shares of our common stock after October 31, 2022.  The conversion rate for our Base Series E Preferred Stock is equal to the liquidation value of each shares of Base Series E Preferred Stock divided by $1.00 per share.  Each share of Base Series E Preferred Stock has a liquidation value of $1,000 per share. On September 28, 2020, the Company redeemed 1,300 shares of Base Series E Preferred Stock for $1,300, as such there is currently 11,700 shares of Base Series E Preferred Stock outstanding.

2019 Long-Term Incentive Plan

In January 2019, the Company’s Board approved the 2019 Long-Term Incentive Plan (the “2019 LTIP”).

The Board granted 370,000 shares of common stock to adequately motivate the participants and drive performance for the period.

Units vest upon the following:

•	50% upon the employee being in good standing on December 31, 2020; and,

•	50% upon the average share price of the Company’s common stock during the 90-day period leading up to December 31, 2020, based upon the following Vesting Rate table:

Average 2019 Price	Vesting Rate
<$8 per share	0
>$8 per share	Pro-rated
>=$12 per share	Full Vesting

The Company recorded share based expense of approximately $71, $72, $213 and $161 in Q3 2020, Q3 2019, Q3 2020 YTD and Q3 2019 YTD in connection with these awards.

NOTE 12 – STOCKHOLDERS’ EQUITY

The Company effected a one-for-ten reverse stock split on September 17, 2015 and a one-for-five reserve stock split effective after the market close on January 3, 2018. All share and per share information in these consolidated financial statements have been adjusted to reflect this reverse stock split.

The Company issued the following shares of common stock during the Fiscal 2019:

	Number of	Fair Value	Fair Value at Issuance
	Common Shares	of Shares	(minimum and maximum
Shares issued to/for:	Issued	Issued	per share)
Equity raise	3,331,280	$5,515	$1.40	$2.00
Consultants	6,000	10	1.56	1.56
Board and committee members	22,400	32	0.83	1.79
Jackson Investment Group	100,000	75	0.75	0.75
	3,459,680	$5,632

The Company issued the following shares of common stock during the Fiscal 2018:

	Number of	Fair Value	Fair Value at Issuance
	Common Shares	of Shares	(minimum and maximum
Shares issued to/for:	Issued	Issued	per share)
At-The-Market facility	742,980	$2,315	$1.61	$4.23
Jackson Investment Group	492,000	899	1.76	1.93
Employees	125,000	198	1.54	1.61
Board and committee members	21,000	44	1.40	3.25
Consultants	20,548	57	1.40	3.42
Acquisition	15,000	21	1.38	1.38
Reverse stock split (rounding up shares)	426	—	—	—
	1,416,954	$3,534

The Company’s authorized common stock consists of 40,000,000 shares having a par value of $0.00001. As of the end of Fiscal 2019 and Fiscal 2018, the Company has issued and outstanding 8,785,748 and 5,326,068 common shares, respectively.

In May 2017, the Company entered into an At-The-Market offering (“ATM”) agreement with Joseph Gunnar & Co., LLC to establish an at-the-market equity offering program pursuant to which they are able, with the Company’s authorization, to offer and sell up to $3 million of the Company’s common stock at prevailing market prices from time to time. In Fiscal 2019 and Fiscal 2018, the Company sold 428,600 and 742,980 shares of common stock under this program for net proceeds value of $528 (gross $600) and $2,245, respectively.

On January 22, 2019 the Company issued and sold 387,500 shares of the Company’s common stock to an institutional purchaser at a purchase price of $2.00 per share, for aggregate gross proceeds of approximately $775, before placement fees and estimated offering expenses. The offering of the Securities was made under the Company’s shelf registration statement on Form S-3 (Registration No. 333-208910) (the “Registration Statement”), including a base prospectus, previously filed with and declared effective by the Securities and Exchange Commission (the “SEC”) on March 22, 2016. The offering of the Securities was made only by means of a prospectus supplement that forms a part of the registration statement.

On February 12, 2019, the Company closed its previously announced firm commitment underwritten public offering in which, pursuant to an underwriting agreement between the Company and the underwriter, dated as of February 8, 2019, the Company issued and sold 2,425,000 shares of its common stock, at a public offering price of $1.65 per share. The gross proceeds from the offering were approximately $4,001 (net $3,078), excluding underwriting discounts and commissions and other estimated offering expenses. Pursuant to the underwriting agreement, the Company granted the underwriter an over-allotment option, which is exercisable for up to 45 days following the date of the prospectus for the offering, to purchase up to 363,750 additional shares of Common Stock.

On March 14, 2019, our underwriters exercised a portion of the over-allotment option for 90,180 shares at an exercise price of $1.65 per share. The Company received a total of $138 in net proceeds.

Restricted Shares

The Company has issued shares to employees and board and committee members under its 2015 Omnibus Incentive Plan and 2016 Omnibus Incentive Plan. Under these plans, the shares are restricted for a period of three years from issuance. As of Fiscal 2019, the Company has a total of 590,440 shares unvested issued to employees and Board and committee members. In accordance with ASC 718, Compensation – Stock Compensation, the Company recognizes stock based compensation from restricted stock based upon the fair value of the award at issuance over the vesting term on a straight line basis. The fair value of the award is calculated by multiplying the number of restricted shares by the Company’s stock price on the date of issuance. The impact of forfeitures has historically been immaterial to the financial statements. In Fiscal 2019 and Fiscal 2018, the Company recorded compensation expense associated with these restricted shares of $539 and $896, respectively. The table below is a rollforward of unvested restricted shares issued to employees and board of directors.

	Restricted Shares	Weighted Average Price Per Share
Balance at December 30, 2017	471,132	$6.14
Granted	168,424	1.66
Vested	(67,300)	19.90
Balance at December 29, 2018	572,256	$3.47
Granted	22,400	1.48
Vested/adjustments	(4,216)	5.52
Balance at December 28, 2019	590,440	$3.12

Series A Preferred Stock – Related Party

On May 29, 2015, the Company filed a Certificate of Designations, Preferences and Rights of Series A Preferred Stock with the Nevada Secretary of State, whereby the Company designated 1,663,008 shares of preferred stock as Series A Preferred Stock, par value $0.00001 per share. On June 15, 2017, the Company reincorporated in the State of Delaware. The Series A Preferred Stock has a stated value of $1.00 per share and is entitled to a 12% dividend.

Shares of the Series A Preferred Stock are convertible into shares of common stock at the holder’s election at any time prior to December 31, 2020 (the “Redemption Date”), at a conversion rate of one and three tenths (1.3) shares of common stock for every 50 shares of Series A Preferred Stock that the Holder elects to convert. Originally the redemption date was December 31, 2018 and this was extended to December 31, 2020 in January 2019.  Except as otherwise required by law, the Series A Preferred Stock shall have no voting rights.

In the event of a liquidation, dissolution or winding up of the Company, the holders of the Series A Preferred Stock shall be entitled to receive out of the assets of the Company legally available for distribution, prior to and in preference to distributions to the holders of the Company’s common stock, par value $0.00001 per share or classes and series of securities of the Company which by their terms do not rank senior to the Series A Preferred Stock, and either in preference to or pari passu with the holders of any other series of Preferred Stock that may be issued in the future that is expressly made senior or pari passu, as the case may be, an amount equal to the Stated Value of the Series A Preferred Stock less any dividends previously paid out on the Series A Preferred Stock.

The holders will be entitled to receive cash dividends at the rate of 12% of the Stated Value per annum, payable monthly in cash, prior to and in preference to any declaration or payment of any dividend on the common stock. So long as any shares of Series A Preferred Stock are outstanding, the Company shall not declare, pay or set apart for payment any dividend on any shares of common stock, unless at the time of such dividend the Company shall have paid all accrued and unpaid dividends on the outstanding shares of Series A Preferred Stock.

The Certificate of Designation filed on May 29, 2015, designating the Series A Preferred Stock, was filed in connection with the Company’s issuance of an aggregate of 1,663,008 shares of Series A Preferred Stock to Brendan Flood and Matthew Briand for the conversion of the Gross Profit Appreciation Bonus (as defined in each employment agreement) associated with their employment agreements. The Certificate of Designation was approved and related issuances were ratified by the Company’s Board and Compensation and Human Resources Committee on May 29, 2015.

Up until the Redemption Date, holders may convert their shares into common stock at their election. On the Redemption Date, the Company shall redeem all of the shares of Series A Preferred Stock of each Holder, for cash or for shares of common stock in the Company’s sole discretion. If the Redemption Purchase Price is paid in shares of common stock, the holders shall initially receive one and three tenths (1.3) shares of common stock for each $50.00 of the Redemption Purchase Price. If the Redemption Purchase Price is paid in cash, the redemption price paid to each Holder shall be equal to the Stated Value for each share of Series A Preferred Stock, multiplied by the number of shares of Series A Preferred Stock held by such Holder, less the aggregate amount of dividends paid to such Holder through the Redemption Date.

As of Fiscal 2019 and Fiscal 2018, we had issued and outstanding 1,663,008 Series A Preferred Stock shares and no accrued dividends.  In Fiscal 2019 and Fiscal 2018, the Company paid dividends of $200 and $200, respectively. Subsequent to year end, the Company converted the Series A Preferred Shares awarded to Mr. Briand into 16,215 shares of common shares on January 21, 2020.

Series E Preferred Stock

The Series E Preferred Stock ranks senior to common stock and any other series or classes of preferred stock now or after issued or outstanding with respect to dividend rights and rights on liquidation, winding up and dissolution. Each share of Series E Preferred Stock is initially convertible into 561.8 shares of our common stock at any time after October 31, 2020 or the occurrence of a Preferred Default. A holder of Series E Preferred Stock is not required to pay any additional consideration in exchange for conversion of such Series E Preferred Stock into our common stock. Series E Preferred Stock is redeemable by the Company at any time at a price per share equal to the stated value ($1,000 per share) plus all accrued and unpaid dividends thereon. While the Series E Preferred Stock is outstanding, the Company is required to use the proceeds of any sales of equity securities, exclusively to redeem any outstanding shares of Series E Preferred Stock, except that the Company is permitted to use up to an aggregate of $3,000 of the gross proceeds from any equity offering completed on or before November 15, 2019 for working capital purposes. On January 22, 2019, the Company completed a registered direct offering of our common stock that generated $775 in gross proceeds that are to be used for working capital purposes. On February 12, 2019, the Company closed its previously announced firm commitment underwritten public offering in which, pursuant to an underwriting agreement between the Company and the underwriter, dated as of February 8, 2019, the Company issued and sold 2,425,000 shares of its common stock, at a public offering price of $1.65 per share. Notwithstanding the terms of the certificate of designations for Series E Preferred Stock, Jackson, the holder our outstanding shares of Series E Preferred

Stock, did not require us to use the proceeds from our recent offerings in excess of $3,000 to redeem outstanding shares of the Series E Preferred Stock.  Instead, we used such excess proceeds to make a terminal payment to the sellers of FirstPro in final settlement of all deferred consideration due under our asset purchase agreement with such sellers.

In the event of liquidation, dissolution or winding up, the holders of the Series E Preferred Stock are entitled to receive out of the Company assets legally available for distribution, prior to and in preference to distributions to the holders of common stock or classes and series of securities which by their terms do not rank senior to the Series E Preferred Stock, and either in preference to or pari passu with the holders of any other series of preferred stock that may be issued in the future that is expressly made senior or pari passu, as the case may be, an amount equal to the stated value of the Series E Preferred Stock plus any accrued but unpaid dividends.

The Series E Preferred Stock carries quarterly dividend rights of (a) cash dividends accruing (i) at an annual rate per share equal to 12% from the date of issuance and (ii) 17% after the occurrence of a Preferred Default, and (b) a dividend payable in shares of Series E-1 Convertible Preferred Stock equal to 5% per annum of the liquidation value of the outstanding Series E Preferred Stock. The shares of Series E-1 Preferred Stock have all the same terms, preferences and characteristics as the Series E Preferred Stock (including, without limitation, the right to receive cash dividends), except (i) Series E-1 Convertible Preferred Stock are mandatorily redeemable by us within thirty (30) days after written demand received from any holder at any time after the earlier of the occurrence of a Preferred Default or November 15, 2020, for a cash payment equal to the Liquidation Value (as defined in the Certificate of Designation for the Series E Preferred Stock) plus any accrued and unpaid dividends thereon, (ii) each share of Series E-1 Preferred Stock is initially convertible into 602 shares of our common stock, and (iii) Series E-1 Convertible Preferred Stock may be cancelled and extinguished by us if all shares of Series E Preferred Stock are redeemed by us on or prior to October 31, 2020. As of December 28, 2019, 7,303,371 shares and 439,157 of common stock were issuable upon the potential conversion of Series E Preferred Stock and Series E-1 Preferred Stock, respectively. Due to the contingent nature of the cash redemption feature of the Series E-1 Preferred Stock, the Company classified the shares as mezzanine equity on the consolidated balance sheets.

Warrants

On January 26, 2017, the Company issued the Warrant to Jackson which entitled Jackson to purchase up to 630,000 shares of common stock at an initial exercise price of $6.75 per share (subject to adjustment). The Warrant is exercisable beginning on July 25, 2017 for a term of four and a half (4.5) years thereafter. The exercise price was subject to anti-dilution protection, including protection in circumstances where common stock is issued pursuant to the terms of certain existing convertible securities, provided that the exercise price shall not be adjusted below a price that is less than the consolidated closing bid price of the common stock. The Warrant had anti-dilution provisions which provided the holder with additional warrants and adjusted strike price in the event of stock repurchases by the Company or additional shares being issued in connection with the Series D Preferred Shares or Lighthouse promissory notes. As such, the Company has historically classified the Warrant as a liability.

On April 5, 2017, the Company amended the Warrant and entered into a second subordinated secured note with Jackson for $1,650. Under the terms of the amended Warrant, Jackson may purchase up to an additional 275,508 shares of common stock at $5.00 per share. The Warrant was amended to increase the amount of common stock issuable to Jackson pursuant to the anti-dilution clause contained therein, and to adjust the initial exercise price to $5.00 per share. The modification cost associated with this change was not material.

The Company had accounted for the warrants issued to Jackson as a liability under ASC 815-40 due to certain anti-dilution protection provisions. The warrants issued to Jackson were considered to be Level 3 liabilities under ASC 820.  On April 25, 2018, the Company and Jackson amended the Warrant to remove the anti-dilution clauses. No economic terms were adjusted. These clauses were the basis for recording the warrants as a liability. Therefore, upon execution of this amendment, the Company recorded a mark-to-market gain and reclassed the remaining liability to Additional paid-in capital. The Company recorded a gain from the change in fair value of the warrant liability of $0 and $879 in Fiscal 2019 and Fiscal 2018, respectively, using Black-Scholes valuation model.

In connection with the additional investment from Jackson, the Company entered into Amendment No. 1 to Amended and Restated Warrant Agreement (“Warrant agreement”) with Jackson.  The Warrant Amendment amended that certain Amended and Restated Warrant Agreement with Jackson, dated as of April 25, 2018 (the “Warrant”), to reduce the exercise price of the Warrant from $5.00 per share to $3.50 per share. The incremental fair value of repricing the Warrants to $3.50 per share is $135 and was recognized as deferred financing costs to be amortized over the term of the Jackson Note.

In connection with the debt exchange agreement with Jackson on November 15, 2018, the Company entered into Amendment No. 2 to the Amended and Restated Warrant Agreement with Jackson, where by the exercise price of the Warrant was reduced from $3.50 per share to $1.66 per share and the period within which the Warrant may be exercised was extended from January 26, 2022 to January 26,

2024. The Company calculated the $357 incremental fair value by calculating the fair value of the warrants immediately before and immediately after the modification and recorded this in additional paid in capital.

Transactions involving the Company’s warrant issuances are summarized as follows:

Weighted
	Number of	Average
	Shares	Exercise Price
Outstanding at December 30, 2017	925,934	$5.03
Issued	—	—
Exercised	—	—
Expired or cancelled	—	—
Outstanding at December 29, 2018	925,934	$1.76
Issued	—	—
Exercised	—	—
Expired or cancelled	—	—
Outstanding at December 28, 2019	925,934	$1.76

The following table summarizes warrants outstanding as of Fiscal 2019:

	Number	Weighted Average	Weighted
	Outstanding	Remaining Contractual	Average
Exercise Price	and Exercisable	Life (years)	Exercise price
$1.66 - $62.50	925,934	2.09	$1.76

Incentive Plans

2014 Equity Incentive Plan

On January 28, 2014, our Board adopted the 2014 Equity Incentive Plan (the “2014 Plan”). Under the 2014 Plan, we may grant options to employees, directors, senior management of the company and, under certain circumstances, consultants. The purpose of the 2014 Plan is to retain the services of the group of persons eligible to receive option awards, to secure and retain the services of new members of this group and to provide incentives for such persons to exert maximum efforts for the success of the company and its affiliates. A maximum of 50,000 shares of common stock has been reserved for issuance under this plan. The 2014 Plan expires on January 28, 2024. As of Fiscal 2018, all 50,000 shares have been issued.

2015 Omnibus Incentive Plan

On September 23, 2015, our Board adopted the 2015 Omnibus Incentive Plan (the “2015 Plan”). This plan has not been approved by our stockholders. Under the 2015 Plan, we may grant a variety of equity instruments to employees, directors, senior management of the company and, under certain circumstances, consultants. The purpose of the 2015 Plan is to retain the services of the group of persons eligible to receive option awards, to secure and retain the services of new members of this group and to provide incentives for such persons to exert maximum efforts for the success of the company and its affiliates.

The 2015 Plan provides for an aggregate of 90,000 shares of common stock to be available for awards under the 2015 Plan (“Awards”). The number of shares available for grant pursuant to Awards under the 2015 Plan is referred to as the “Available Shares”. If an Award is forfeited, canceled, or if any Option terminates, expires or lapses without being exercised, the common stock subject to such Award will again be made available for future grant. However, shares that are used to pay the exercise price of an Option or that are withheld to satisfy the Participant’s tax withholding obligation will not be available for re-grant under the 2015 Plan.

The Plan will have a term of ten years and no further Awards may be granted under the 2015 Plan after that date.

2016 Omnibus Incentive Plan

On October 25, 2016, our Board adopted the 2016 Omnibus Incentive Plan (the “2016 Plan”) to, among other things, attract and retain the best available personnel, to provide additional incentive to employees, directors and consultants and to promote the success of the Company’s business. The 2016 Plan’s terms and conditions are similar to that of the 2015 Plan. On January 26, 2017, our stockholders approved the 2016 Plan, pursuant to which 500,000 shares of the Company’s common stock will be reserved for issuance under stock, restricted stock and stock option awards.  On May 30, 2018, our stockholders approved an amendment to the 2016 Plan to increase the total number of shares reserved for issuance under the 2016 Plan to 1,250,000 shares of the Company’s common stock. To date, the Company has issued 647,388 shares and options to purchase shares of common stock and therefore has 602,612 shares remaining under this plan. No stock options were granted in Fiscal 2019 and Fiscal 2018.

A summary of option activity during the Fiscal 2019 and Fiscal 2018 of the Company’s 2014 Equity Incentive Plan, 2015 Omnibus Incentive Plan and the 2016 Omnibus Incentive Plan is presented below:

	Options	Weighted Average Exercise Price
Outstanding at December 30, 2017	125,400	$43.98
Granted	—	—
Exercised	—	—
Expired or cancelled	(14,000)	85.00
Outstanding at December 29, 2018	111,400	$28.46
Granted	—	—
Exercised	—	—
Expired or cancelled	(34,900)	29.99
Outstanding at December 28, 2019	76,500	$27.76

During the Fiscal 2019 and Fiscal 2018, the Company recorded total share-based payment expense of $49 and $198, respectively, in connection with all options outstanding.

The total compensation cost related to options not yet amortized is $56 at Fiscal 2019. The Company will recognize this charge over approximately 2.5 years.

2016 Long-Term Incentive Plan

In May 2016, the Company’s Board approved the 2016 Long-Term Incentive Plan (the “2016 LTIP”). This plan was approved by our stockholders on January 26, 2017.

The material features of the 2016 LTIP are:

•	The maximum number of shares of common stock to be issued under the 2016 LTIP is 260,000 shares;

•	The award of performance units is permitted;

•	The term of the 2016 LTIP expired on December 31, 2018.

Board selected 260,000 shares to adequately motivate the participants and drive performance for the period.

The estimated fair value of the 2016 LTIP plan based on third party valuation was $136. As of Fiscal 2017, all units had been issued and all compensation expense amortized.  For Fiscal 2019 and Fiscal 2018, the Company recorded $0 and $0 in compensation expense, respectively, associated with the 2016 LTIP. All the units under this plan expired on December 31, 2018.

2019 Long-Term Incentive Plan

In January 2019, the Company’s Board approved the 2019 Long-Term Incentive Plan (the “2019 LTIP”).

The Board granted 365,000 units to adequately motivate the participants and drive performance for the period.

Units vest upon the following:

•	50% upon the employee being in good standing on December 31, 2020; and,

•	50% upon the average share price of the Company’s common stock during the 90-day period leading up to December 31, 2020, based upon the following Vesting Rate table:

Average 2019 Price	Vesting Rate
<$8 per share	0
>$8 per share	Pro-rated
>=$12 per share	Full Vesting

The company has recognized expense of $232 related to the 2019 LTIP in Fiscal 2019.